            UNITED STATES SECURITIES AND EXCHANGE COMMISSION
            WASHINGTON, D.C. 20549

            FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF
            REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:       811-22172

Exact name of registrant
  as specified in charger:                World Funds Trust

Address of principal
  executive offices:                      8730 Stony Point Parkway, Suite 205
                                          Richmond, VA 23235

Name and address
  of agent for service:                   Thomas S. Harman
                                          Morgan, Lewis, Bockius
                                          1111 Pennsylvania Avenue, Northwest
                                          Washington, D.C. 20004

Registrant's telephone number,
      including area code:                (800) 527-9525

Date of fiscal year end:                  September 30th

Date of reporting period:                 March 31, 2010

Item #1.  Reports to Stockholders.

	NAVIGATOR FUND
	SCHEDULE OF INVESTMENTS
	March 31, 2010
	(unaudited)
Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	EXCHANGE-TRADED FUNDS	44.44%
	ALTERNATIVE INVESTMENTS	1.25%
7,000	The IQ Hedge Multi-Strategy Tracker		$190,400
	FIXED INCOME	8.85%
7,225	IShares Barclays US Treasury Inflation Protected Securities Fund		750,750
15,000	SPDR Barclays Capital High Yield Bond		596,850
			1,347,600
	INTERNATIONAL	6.61%
50,000	IShares MSCI Malaysia Index Fund		584,000
10,000	IShares MSCI Spain Index Fund		422,400
			1,006,400
	LARGE CAP	12.55%
7,000	NASDAQ 100 Trust Series 1		337,260
8,000	ProShares Ultra QQQ*		523,520
25,000	ProShares Ultra S&P 500		1,050,250
			1,911,030
	SMALL CAP	11.34%
15,000	IShares S&P SmallCap 600 Index Fund		891,600
25,000	ProShares Ultra Russell 2000		834,000
			1,725,600
	TECHNOLOGY	3.84%
10,000	IShares Dow Jones U.S. Technology Sector Index Fund		583,900
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost: $6,424,017)	44.44%	6,764,930

1 Navigator Fund

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	EQUITY FUNDS	8.65%
	COMMODITIES	4.28%
6,000	Streetracks Gold Trust*		$653,700
	HEALTH	4.36%
10,000	Pharmaceutical HOLDRS Trust		663,400
	TOTAL EQUITY FUNDS
	(Cost: $1,299,030)	8.65%	1,317,100
	TOTAL INVESTMENTS:
	(Cost: $7,723,047)	53.09%	8,082,030
	Other assets, net of liabilities	46.91%	7,141,342
	NET ASSETS	100.00%	$ 15,223,372

* Non-income producting (security considered non-income producing if at least one dividend has not been paid during the last year preceeding that date of the Fund’s related balance sheet)

2 Navigator Fund

NAVIGATOR FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2010 (unaudited)

ASSETS
Investments at fair value (identified cost of $7,723,047) (Note 1)	$8,082,030
Cash	3,132,786
Receivable for securities sold	3,788,706
Receivable for cap stock sold	194,438
Deferred offering expense	7,458
Due from advisor	2,166
Dividends receivable	1,640
Interest receivable	27
Prepaid expenses	24,992
TOTAL ASSETS	15,234,243
LIABILITIES
Accrued administration, accounting and transfer agency fees	3,346
Accrued professional fees	4,811
Accrued custody fees	2,589
Other accrued expenses	125
TOTAL LIABILITIES	10,871
NET ASSETS	$ 15,223,372
Net Assets Consist of :
Paid-in-capital applicable to 1,507,636 $0.01 par value shares of beneficial interest
outstanding	$ 14,774,074
Accumulated net investment income (loss)	(11,968)
Accumulated net realized gain (loss) on investments	102,283
Net unrealized appreciation (depreciation) of investments	358,983
Net Assets	$ 15,223,372
NET ASSET VALUE PER SHARE
Class No Load
($15,223,372 / 1,507,636 shares outstanding)	$10.10

See Notes to Financial Statements

Navigator Fund

NAVIGATOR FUND

STATEMENT OF OPERATIONS

For the period ended March 31, 2010 (unaudited)*

INVESTMENT INCOME
Dividend	$26,608
Interest	85
Total investment income	26,693
EXPENSES
Investment management fees (Note 2)	23,431
Recordkeeping and administrative services (Note 2)	4,931
Accounting fees (Note 2)	10,718
Custodian fees	2,589
Transfer agent fees (Note 2)	7,151
Professional fees	4,811
Filing and registration fees (Note 2)	3,910
Trustee fees (Note 2)	1,381
Compliance fees	1,501
Shareholder servicing and reports (Note 2)	3,162
Organizational expenses (Note 6)	7,542
Other	3,783
Total expenses	74,910
Management fee waivers and reimbursed expenses (Note 2)	(34,868)
Voluntary trustee fee waivers	(1,381)
Net Expenses	38,661
Net investment income (loss)	(11,968)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	102,283
Net increase (decrease) in unrealized appreciation (depreciation) of investments	358,983
Net realized gain (loss) on investments	461,266
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 449,298
* Commencement of operations was December 31, 2009

See Notes to Financial Statements

Navigator Fund

NAVIGATOR FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period December 31, 2009 through March 31, 2010* (unaudited)

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(11,968)
Net realized gain (loss) on investments	102,283
Net increase (decrease) in unrealized appreciation (depreciation) of investments	358,983
Increase (decrease) in net assets from operations	449,298
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold	14,853,780
Shares redeemed	(79,706)
Increase (decrease) in net assets from capital stock transactions	14,774,074
NET ASSETS
Increase (decrease) during period	15,223,372
Beginning of period	—
End of period (including accumulated net investment income (loss) of $(11,968))	$15,223,372
* Commencement of operations was December 31, 2009.
See Notes to Financial Statements
5
Navigator Fund

NAVIGATOR FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

Class No Load Shares
For the period
December 31, 2009
through
March 31, 2010*
(unaudited)(1)
Net asset value, beginning of period	$10.00
Investment activities
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investments	0.11
Total from investment activities	0.10
Net asset value, end of period	$10.10
Total Return	1.00%***
Ratios/Supplemental Data
Ratio to average net assets(A)
Expenses, net(B)	1.34%**
Net investment income (loss)	(0.52%)**
Portfolio turnover rate	187.36%
Net assets, end of period (000’s)	$ 15,269

*Commencement of operations was December 31, 2009. **Annualized

*** Not annualized

(1)  Per share amounts calculated using the average share method.

(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 1.55% for the period December 31, 2009 through March 31, 2010.

(B)	Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.

See Notes to Financial Statements

Navigator Fund

NAVIGATOR FUND

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2010 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Navigator Fund (the “Fund”) is a series of the World Funds Trust (“WFT”) which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. WFT was organized in Delaware as a Delaware statutory trust on April 9, 2007 and may issue its shares in separate series and issue classes of shares of any series or divide shares of any series into two or more classes. The Fund commenced operations December 31, 2009 as a series of WFT. The Fund currently offers Class No Load shares.

The Fund seeks to achieve capital appreciation. Under normal circumstances, the Fund invests in exchange-traded funds (“ETFs”). An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchange, or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by

Navigator Fund

another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable	Inputs	Total
Exchange-Traded Funds	$ 6,764,930	$—	$ —		$ 6,764,930
Equity Funds	1,317,100	—	—		1,317,100
	$ 8,082,030	$—	$ —		$ 8,082,030

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and industry.

There were no Level 3 investments held during the year.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earns interest at the current market rate.

8 Navigator Fund

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Distributions to Shareholders

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

The Fund recognizes tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities. Management has reviewed the Fund’s tax positions for 2010, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has identified its major tax jurisdiction to be U.S. tax authorities. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period December 31, 2009 (commencement of operations) through March 31, 2010, there were no reclassifications.

Class Net Asset Value and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board of Trustees. As of and during the period December 31, 2009 through March 31, 2010, the Fund only had one class.

9 Navigator Fund

NOTE 2 – INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Navigator Money Management, Inc. (“the Advisor”) provides investment advisory services for an annual fee of 1.00% of average daily net assets. For the period December 31, 2009 through March 31, 2010, the Advisor earned $23,431 and waived $17,702 in advisory fees and reimbursed expenses of $15,000.

In the interest of limiting the operating expenses of the Fund, the Advisor has contractually agreed to waive or limit its fees and to assume other operating expenses until January 31, 2012 so that the ratio of total annual operating expenses is limited to 1.65% of No Load Shares’ average net assets. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of March 31, 2010 was $34,868 and will expire September 30, 2013; of that amount, $15,000 was incurred during the process of organization but prior to the commencement of operations.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the period December 31, 2009 through March 31, 2010, FDCC received no commissions from the sale of Fund shares.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the Fund’s average daily net assets. CSS earned $10,718 for its services for the period December 31, 2009 through March 31, 2010.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent. CFSI earned $7,151 for its services for the period December 31, 2009 through March 31, 2010.

Commonwealth Fund Accounting (“CFA”) is the Fund’s pricing agent. CFA earned $4,931 for its services for the period December 31, 2009 through March 31, 2010.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI. They receive no compensation from the Fund.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the period December 31, 2009 through March 31, 2010 aggregated $20,131,157 and $12,510,393, respectively. There were no purchases or sales of U.S. Government securities during the period.

10 Navigator Fund

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. There were no distributions paid during the period December 31, 2009 (commencement of operations) through March 31, 2010.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for the Fund shares were:

Class No Load Shares
Period December 31, 2009*
through
March 31, 2010 (unaudited)

	Shares	Value
Shares sold	1,515,729	$14,853,780
Shares redeemed	(8,093)	(79,706)
Net increase (decrease)	1,507,636	$14,774,074

*   Commencement of operations was December 31, 2009.

NOTE 6 – ORGANIZATIONAL AND OFFERING EXPENSES

Organizational expenses consist of costs incurred to establish the Fund and enable it legally to do business. Offering costs consist of costs incurred subsequent to organization to enable the Fund to engage in its planned principal operation of the sale of capital stock and the investment of these proceeds. These expenses have been assumed by the Fund. The organizational expense was expensed as incurred while the offering expenses are being amortized over twelve months.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

11 Navigator Fund

NAVIGATOR FUND

SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. . The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT APPROVAL

At a meeting of the Board of Trustees of the Trust (the “Board”) held on December 22, 2009 (the “Meeting”), the Board, including those trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), unanimously approved an investment advisory agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and Navigator Money Management, Inc. (“NMM”), for its initial term.

Pursuant to Section 15(c) of the 1940 Act, the Board considered the approval of the Advisory Agreement for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved annually: (i) by the vote of the Board or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. After the initial two-year term, the Board will call and hold a meeting each year to decide whether to renew the Advisory Agreement for an additional one-year term.

In preparation for the Meeting, the Board requested and reviewed a wide variety of information from NMM, including written materials provided by NMM regarding: (i) the nature, extent and quality of the services to be provided by NMM; (ii) the investment performance of NMM; and (iii) the costs of the services to be provided by NMM, as discussed in further detail below. The Trustees used this information, as well as other information that NMM and other service providers of the Fund may have submitted to the Board, to help them decide whether to approve the Advisory Agreement for an initial two-year term. In approving the Advisory Agreement, the Board considered many factors, including the following:

Nature, Extent and Quality of Services Provided by NMM

The Board reviewed the services to be provided to the Fund by NMM, including, but not limited to, making the day-to-day investment decisions for the Fund and generally managing the Fund’s investments in accordance with

Navigator Fund

the stated investment objective and policies of the Fund. The Board received information concerning the investment philosophy and investment process employed by NMM in managing the Fund. Additionally, representatives from NMM joined the Meeting and provided the Board with a presentation regarding, among other things, NMM’s financial condition, profitability, assets under management and ownership structure. The Board considered and discussed, among other things, NMM’s history and experience, as well as NMM’s personnel and investment approach. On this basis, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by NMM.

Investment Performance of NMM

The Board then reviewed the performance history of NMM’s Capital Appreciation Strategy (the “Strategy”) which has the same investment objective as the Fund. The Board, using written materials provided by NMM, considered the performance of the Strategy compared to a benchmark index and noted that the Strategy had generally outperformed the index for various trailing periods.

Cost of Services Provided and Economies of Scale

Next, the Board considered the level of advisory fees to be paid by the Fund to NMM and the profitability of NMM. In reviewing the proposed advisory fee, the Board considered fees paid by other funds with comparable investment objectives, noting that the advisory fee to be received by NMM was comparable to and competitive with fees charged to those funds. Based on such information, the Board concluded that the advisory fee and the overall expense ratio of the Fund were generally consistent with industry averages and otherwise fair and reasonable in light of services provided and the Fund’s expected asset level.

Although the Advisory Agreement does not provide for breakpoints in the advisory fee should Fund assets meaningfully grow, the Board concluded that the advisory fee appropriately reflects the Fund’s expected size, NMM’s current economic environment and the competitive nature of the investment company market. The Board therefore concluded that it was satisfied with the fee level under the Advisory Agreement, given that economies of scale would not likely be realized during the initial term of the Advisory Agreement and given that the fee level under the Advisory Agreement could be revisited if economies of scale materialized.

Other Considerations

The Board also determined that NMM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by NMM’s expense limitation and fee waiver arrangement with the Fund.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that NMM’s fees are reasonable in light of the services that they will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

13 Navigator Fund

NAVIGATOR FUND

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, December 31, 2009 and held for the period ended March 31, 2010.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

14 Navigator Fund

Expenses Paid During
Period*
	Beginning Account		December 31, 2009
	Value	Ending Account Value	through
NO LOAD SHARES	December 31, 2009	March 31, 2010	March 31, 2010
Actual	$ 1,000	$ 1,010.00	$ 4.09
Hypothetical (5% return before expenses)	$ 1,000	$ 1,016.75	$ 4.10

*
Expenses are equal to the Fund’s annualized expense ratio of 1.65% multiplied by the average account value for the period, multiplied by 90 days in the most recent fiscal half year divided by 365 days in the current year.

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15 Navigator Fund

Investment Adviser:

Navigator Money Management, Inc.

1207 Route 9, Suite 10

Wappingers Falls, New York 12590

Distributor:

First Dominion Capital Corp.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23229

Independent Auditors:

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, Ohio 44145

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the Navigator Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust, investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 673-0550 Toll Free.

Semi-Annual Report to Shareholders

NAVIGATOR FUND

A series of the World FundsTrust A “Series” Investment Company

For the Period December 31, 2009 (commencement of operations) through March 31, 2010 (unaudited)

 ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END  MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's  principal executive and principal financial officers, or persons performing  similar  functions,  have concluded that the registrant's disclosure  controls  and  procedures  (as  defined in Rule  30a-3(c)  under the
Investment   Company  Act  of  1940,   as  amended  (the  "1940  Act")  (17  CFR
270.30a-3(c))  are effective,  as of a date within 90 days of the filing date of the report that includes the  disclosure  required by this  paragraph,  based on their  evaluation  of these  controls and  procedures  required by Rule 30a-3(b)
under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the  Securities  Exchange  Act of 1934,  as  amended  (17 CFR  240.13a-15(b)  or
240.15d- 15(b)).

     (b)  There  were no  changes  in the  registrant's  internal  control  over financial  reporting  (as  defined in Rule  30a-3(d)  under the 1940 Act (17 CFR
270.30a-3(d))  that occurred during the registrant's  last fiscal half-year (the registrant's  second fiscal  half-year in the case of an annual report) that has
materially  affected,   or  is  reasonably  likely  to  materially  affect,  the
registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics. Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): World Funds Trust

/s/ Karen Shupe
      ---------------------
      Karen Shupe
      Principal Financial Officer

 Date: June 11, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Karen Shupe
      ---------------------
      Karen Shupe
      Principal Financial Officer

Date: June 11, 2010